Stockholders' Equity (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash dividends paid on preferred stock	$ 23,000
401 (k) match stock amount	2,200,000	2,000,000
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Cash dividends paid on preferred stock	3,000
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
10% Series A Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Share For Share Conversion Number	20
Preferred Stock, Shares Outstanding	407,240
10% Series B Nonredeemable Convertible Preferred Stock [Member]
Share For Share Conversion Number	30
Preferred Stock, Shares Outstanding	400,000
Participating Preferred Stock [Member]
Preferred Stock Liquidation Preference	$ 12
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Stated Value Per Share	$ 11.931
Preferred Stock, Shares Authorized	90,826
Preferred Stock, Shares Outstanding	90,826	90,901	91,962
Stock Conversions	75
Cash dividends paid on preferred stock	20,000
2003 Series Participating Preferred Stock [Member]
Preferred Stock Liquidation Preference	$ 15.5
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	50,500
Preferred Stock, Shares Outstanding	50,500	257,790	262,790
Stock Conversions	207,290
Price Per Share	$ 16.6
Preferred Stock Shares Issued	967,742
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized	30,000
Class A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	8,200,000
Class A Preferred Non Designated Stock [Member]
Preferred Stock, Shares Authorized	6,658,674
Common Class A Member
Common Stock Voting Right Per Share	$ 0.05
Treasury Stock, Value, Acquired, Cost Method	32,000,000
Treasury Stock Shares Acquired	1,166,795
Common Class B Member
Stock Issued For Bonus Program Value	56,000
Stock Issued For Bonus Program Shares	1,720
Treasury Stock [Member]
Treasury Stock, Value, Acquired, Cost Method	61,300,000
Treasury Stock Shares Acquired	2,146,314
401 (k) match shares	83,240
401 (k) match stock amount	$ 2,100,000